Income Taxes - Schedule of Composition of Deferred Taxes (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income taxes paid (refund) [abstract]
Deferred tax assets	¥ 370,745	¥ 393,865
Deferred tax liabilities	(35,153)	(113,777)
Net deferred tax assets	¥ 335,592	¥ 280,088	¥ 95,383